Prospectus Supplement May 1, 2021

For the following funds with prospectuses dated January 1, 2021:

Capital Group Private Client Services FundsSM

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group U.S. Equity FundSM

The paragraph referencing “Central Funds” in the “Investment objectives, strategies and risks” section of the prospectus is amended to read as follows:

The fund may invest in other funds managed by the investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-466-0521P CGD/AFD/10039-S83226

Statement of Additional Information Supplement May 1, 2021

For the following funds with statements of additional information dated January 1, 2021:

Capital Group Private Client Services FundsSM

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group U.S. Equity FundSM

1. The following is added under the heading “Applicable to all funds” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information for each of the funds listed above (other than Capital Group U.S. Equity Fund):

Affiliated investment companies — The fund may purchase shares of another investment company managed by the investment adviser or its affiliates. The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations.

2. The following is added to the “Description of certain securities, investment techniques and risks” section of the Capital Group U.S. Equity Fund statement of additional information:

Affiliated investment companies — The fund may purchase shares of another investment company managed by the investment adviser or its affiliates. The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations.

Keep this supplement with your statement of information.

Lit. No. MFGEBS-471-0521O CGD/10149-S83231